LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

		2021		2020
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
U.S. (2021 – nil; 2020 – US$400)		—	—	510	9.9%
Medium Term Notes
Canadian	2022 to 2049	12,491	4.2%	11,491	4.5%
Senior Unsecured Notes
U.S. (2021 – US$16,542; 2020 – US$14,292)	2022 to 2049	20,936	4.8%	18,227	5.3%
		33,427		30,228
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2021 and 2020 – US$200)	2023	254	7.9%	255	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2021 and 2020 – US$33)	2026	41	7.5%	42	7.5%
		899		901
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes
U.S. (2021 and 2020 – US$1,500)[2]	2025 to 2045	1,898	4.9%	1,913	4.9%
TC PIPELINES, LP
Unsecured Term Loan
U.S. (2021 – nil; 2020 – US$450)		—	—	574	1.4%
Senior Unsecured Notes
U.S. (2021 – US$850; 2020 – US$1,200)	2025 to 2027	1,076	4.2%	1,530	4.4%
		1,076		2,104
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2021 – US$372; 2020 – US$672)	2024 to 2026	472	5.3%	858	7.2%
GAS TRANSMISSION NORTHWEST LLC
Senior Unsecured Notes
U.S. (2021 and 2020 – US$325)	2030 to 2035	411	4.3%	415	4.3%

		2021		2020
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Unsecured Loan Facility
U.S. (2021 – nil; 2020 – US$25)	2023	—	—	32	1.3%
Senior Unsecured Notes
U.S. (2021 – US$250; 2020 – US$125)	2030 to 2031	316	2.8%	159	2.8%
		316		191
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2021 – US$167; 2020 – US$198)	2028 to 2030	211	7.6%	253	7.6%
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2021 – US$36; 2020 – US$23)	2024	46	1.3%	29	2.2%
NORTH BAJA PIPELINE, LLC
Unsecured Term Loan
U.S. (2021 – nil; 2020 – US$50)		—	—	64	1.2%
		38,756		36,956
Current portion of long-term debt		(1,320)		(1,972)
Unamortized debt discount and issue costs		(243)		(238)
Fair value adjustments[3]		148		167
		37,341		34,913
1Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.
2Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes. Each guarantor of Columbia's obligations is required to comply with covenants under the debt indenture and in the event of default, the guarantors would be obligated to pay the principal and related interest.
3Related to the acquisition of Columbia.
The Company issued long-term debt over the three years ended December 31, 2021 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	October 2021	Senior Unsecured Notes	October 2024	US 1,250	1.00%
	October 2021	Senior Unsecured Notes	October 2031	US 1,000	2.50%
	June 2021	Medium Term Notes	June 2024	750	Floating
	June 2021	Medium Term Notes	June 2031	500	2.97%
	June 2021	Medium Term Notes	September 2047	250	4.33%	[1]
	April 2020	Senior Unsecured Notes	April 2030	US 1,250	4.10%
	April 2020	Medium Term Notes	April 2027	2,000	3.80%
	September 2019	Medium Term Notes	September 2029	700	3.00%
	September 2019	Medium Term Notes	July 2048	300	4.18%	[2]
	April 2019	Medium Term Notes	October 2049	1,000	4.34%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2021	Senior Unsecured Notes	October 2031	US 125	2.68%
	October 2020	Senior Unsecured Notes	October 2030	US 125	2.84%
TUSCARORA GAS TRANSMISSION COMPANY
	August 2021	Unsecured Term Loan	August 2024	US 13	Floating
KEYSTONE XL SUBSIDIARIES[3]
	Various	Project-Level Credit Facility	June 2021	US 849	Floating
COLUMBIA PIPELINE GROUP, INC.[4]
	January 2021	Unsecured Term Loan	June 2022	US 4,040	Floating
GAS TRANSMISSION NORTHWEST LLC
	June 2020	Senior Unsecured Notes	June 2030	US 175	3.12%
COASTAL GASLINK PIPELINE LIMITED PARTNERSHIP[5]
	April 2020	Senior Secured Credit Facilities	April 2027	1,603	Floating
NORTHERN COURIER PIPELINE LIMITED PARTNERSHIP[6]
	July 2019	Senior Secured Notes	June 2042	1,000	3.365%
1Reflects coupon rate on re-opening of a pre-existing Medium Term Notes (MTN) issue. The MTNs were issued at a premium to par, resulting in a re-issuance yield of 4.186 per cent.
2Reflects coupon rate on re-opening of a pre-existing MTN issue. The MTNs were issued at a premium to par, resulting in a re-issuance yield of 3.991 per cent.
3On January 4, 2021, the Company established a US$4.1 billion project-level credit facility to support the construction of the Keystone XL pipeline, which was fully guaranteed by the Government of Alberta and non-recourse to TC Energy. The availability of this credit facility was subsequently reduced to US$1.6 billion and all amounts outstanding were fully repaid by the Government of Alberta in June 2021. Refer to Note 6, Keystone XL, for additional information.
4In December 2020, Columbia entered into a US$4.2 billion Unsecured Term Loan agreement. In January 2021, US$4.0 billion was drawn on the Unsecured Term Loan and the total availability under the loan agreement was reduced accordingly. The loan was fully repaid and retired in December 2021.
5In April 2020, Coastal GasLink LP entered into secured long-term project financing credit facilities. In May 2020, TC Energy completed the sale of a 65 per cent equity interest in Coastal GasLink LP and subsequently accounts for its remaining 35 per cent interest using the equity method. Immediately preceding the equity sale, Coastal GasLink LP made an initial draw of $1.6 billion on the credit facilities, of which approximately $1.5 billion was paid to TC Energy. Refer to Note 28, Acquisitions and dispositions, for additional information.
6In July 2019, subsequent to the Senior Secured Notes issuance, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier and subsequently accounted for its remaining interest using the equity method. On November 30, 2021, the Company sold its remaining 15 per cent equity interest in Northern Courier. Refer to Note 28, Acquisitions and dispositions, for additional information.
Schedule of Repayments of Long-Term Debt
At December 31, 2021, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2022	2023	2024	2025	2026

Principal repayments on long-term debt	1,320	1,823	2,657	2,698	1,778

Schedule of Retired Long-Term Debt
The Company retired/repaid long-term debt over the three years ended December 31, 2021 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2021	Medium Term Notes	500	3.65%
	January 2021	Debentures	US 400	9.875%
	November 2020	Debentures	250	11.80%
	October 2020	Senior Unsecured Notes	US 1,000	3.80%
	March 2020[1]	Senior Unsecured Notes	US 750	4.60%
	November 2019	Senior Unsecured Notes	US 700	2.125%
	November 2019	Senior Unsecured Notes	US 550	Floating
	May 2019	Medium Term Notes	13	9.35%
	March 2019	Debentures	100	10.50%
	January 2019	Senior Unsecured Notes	US 750	7.125%
	January 2019	Senior Unsecured Notes	US 400	3.125%
COLUMBIA PIPELINE GROUP, INC.
	December 2021	Unsecured Term Loan[2]	US 4,040	Floating
	June 2020	Senior Unsecured Notes	US 750	3.30%
NORTH BAJA PIPELINE, LLC
	December 2021	Unsecured Term Loan	US 50	Floating
TC PIPELINES, LP
	November 2021	Unsecured Term Loan	US 450	Floating
	March 2021	Senior Unsecured Notes	US 350	4.65%
	June 2019	Unsecured Term Loan	US 50	Floating
ANR PIPELINE COMPANY
	November 2021	Senior Unsecured Notes	US 300	9.625%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	November 2021	Senior Unsecured Notes	US 10	9.09%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2021	Unsecured Loan Facility	US 93	Floating
	October 2020	Unsecured Loan Facility	US 99	Floating
KEYSTONE XL SUBSIDIARIES[3]
	June 2021	Project-Level Credit Facility	US 849	Floating
GAS TRANSMISSION NORTHWEST LLC
	June 2020	Senior Unsecured Notes	US 100	5.29%
	May 2019	Unsecured Term Loan	US 35	Floating
1Related unamortized debt issue costs of $8 million were included in Interest expense in the Consolidated statement of income for the year ended December 31, 2020.
2In December 2020, Columbia entered into a US$4.2 billion Unsecured Term Loan agreement. In January 2021, US$4.0 billion was drawn on the Unsecured Term Loan and the total availability under the loan agreement was reduced accordingly. The loan was fully repaid and retired in December 2021. Related unamortized debt issue costs of $5 million were included in Interest expense in the Consolidated statement of income for the year ended December 31, 2021.
3In June 2021, in accordance with the terms of the guarantee, the Government of Alberta repaid the US$849 million outstanding balance under the Keystone XL project-level credit facility bearing interest at a floating rate, subsequent to which it was terminated, resulting in no cash impact to TC Energy. Refer to Note 6, Keystone XL, for additional information.

Schedule of Interest Expense

year ended December 31	2021	2020	2019
(millions of Canadian $)

Interest on long-term debt	1,841	1,963	1,931
Interest on junior subordinated notes	453	470	427
Interest on short-term debt	10	46	106
Capitalized interest	(22)	(294)	(186)
Amortization and other financial charges[1]	78	43	55
	2,360	2,228	2,333
1Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and losses on derivatives used to manage the Company's exposure to changes in interest rates.